Average Annual Total Returns{- Defense and Aerospace Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-13 - Defense and Aerospace Portfolio	Defense and Aerospace Portfolio-Default Return Before Taxes Past 1 year	Defense and Aerospace Portfolio-Default Return Before Taxes Past 5 years	Defense and Aerospace Portfolio-Default Return Before Taxes Past 10 years	Defense and Aerospace Portfolio-Default After Taxes on Distributions Past 1 year	Defense and Aerospace Portfolio-Default After Taxes on Distributions Past 5 years	Defense and Aerospace Portfolio-Default After Taxes on Distributions Past 10 years	Defense and Aerospace Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Defense and Aerospace Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Defense and Aerospace Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1507 Past 1 year	F1507 Past 5 years	F1507 Past 10 years
Total	(7.97%)	12.67%	13.33%	(8.55%)	11.39%	12.15%	(4.47%)	9.93%	10.88%	18.40%	15.22%	13.88%	(9.01%)	14.62%	15.56%